Contractual Purchase Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
2015	$ 171,367
2016	38,400
2017	4,302
2018	826
2019	826
Thereafter	4,821
Total	$ 220,542